Income Taxes - Summary of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic	$ 117,115	$ 45,259	$ 161,323
Foreign	51,968	19,849	(3,294)
Total	$ 169,083	$ 65,108	$ 158,029